SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2019	Jul. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Write-down of inventory		$ 65,112
Revenue for a customer in Malaysia	$ 676,559	$ 20,500
Malaysia (TOGL Technology Sdn. Bhd)
Summary Of Significant Accounting Policies [Line Items]
Concentration of revenue	54.00%	100.00%
Accounts receivable percentage	91.00%	100.00%
Indonesia (PT Toga International Indonesia)
Summary Of Significant Accounting Policies [Line Items]
Concentration of revenue	42.00%	0.00%
United States (Toga Limited)
Summary Of Significant Accounting Policies [Line Items]
Concentration of revenue	4.00%	0.00%
Accounts receivable percentage	9.00%
Durable Mix Sdn Bhd
Summary Of Significant Accounting Policies [Line Items]
Concentration of revenue		45.00%
Accounts receivable percentage		83.00%
AGEL Enterprise International Sdn Bhd
Summary Of Significant Accounting Policies [Line Items]
Concentration of revenue	27.00%	43.00%
Accounts receivable percentage	94.00%
Others
Summary Of Significant Accounting Policies [Line Items]
Concentration of revenue	73.00%	12.00%
Mazutex Sdn Bhd
Summary Of Significant Accounting Policies [Line Items]
Accounts receivable percentage		11.00%